OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 4,284	$ 3,756
Accrued expenses	2,977	1,578
Deferred revenues	26	67
Others	22
Other accounts payable and accrued expenses	$ 7,309	$ 5,401